Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Series B prefered stock liquidation preference	$ 3,430	$ 3,273
Common stock shares outstanding	37,663	24,784
Treasury Stock	72	72
Property and Equipment not subject to amortization	$ 258,334	$ 161,430